Stock Compensation Restricted Stock Award Activity (Detail) (Restricted Stock)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non Vested, Beginning Balance	56,844	90,947
Awarded	0	9,691
Vested	(56,844)	(43,794)
Forfeited	0	0
Non Vested, Ending Balance	0	56,844